Equity Method Investments, Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jan. 01, 2026	Dec. 31, 2025
Summarized Financial Information of Equity Method Investments [Abstract]
Equity method investments measured at fair value (related party)	$ 234,269,389			$ 139,745,917
Net (loss) / gain from equity method investments measured at fair value	69,600,528	$ (24,814,649)
MPC CSI GmbH [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Equity method investments measured at fair value (related party)			$ 130,006,587
Net current assets			661,471
Recognized asset acquired (liabilities assumed)			$ 130,668,058
Net (loss) / gain from equity method investments measured at fair value	$ 649,528